Cash Flow Information	12 Months Ended
Jun. 30, 2018
Cash Flow Information
Cash Flow Information

Note 17.          Cash Flow Information

(a)	Reconciliation of cash flow from operations with loss after income tax

	30 June 2018 AUD$	30 June 2017 AUD$	30 June 2016 AUD$

Net Loss for the Year	(3,010,929)	(6,804,154)	(7,068,767)

Non-Cash
Add depreciation expense	5,047	4,922	3,892
Add change in fair value and interest accrued on borrowings	—	8,561	178,401
Add back equity issued for non-cash consideration*	—	—	187,500
Add back share based payments expense	242,950	522,665	1,891,875
Changes in Working Capital
Add decreases / (increases) in current trade and other receivables	84,932	7,396	(84,004)
Add decreases / (increases) in other current assets	26,561	69,034	(30,015)
Add (increases) in inventory	(333,642)	(280,060)	(909,800)
Add (decreases) / increases in current trade and other payables and deferred revenue	(620,202)	(559,452)	672,582
Add (decrease) increase in provisions	77,839	—	—
	(3,527,444)	(7,031,088)	(5,158,336)

* The cost of A$187,500 relates to issue of shares worth A$87,500 in lieu of cash payments for services to Advanced Clinical Systems International as per resolution 4 of the AGM held on 25 November 2015. Additionally, shares worth A$100,000 were issued to The CFO Solution in lieu of services on 31 May 2016.

(b)	Non-cash financing and investing activities

See Note 8 for details on the uncleared funds of A$2,612,139 from capital raising as at 30 June 2016. An amount of A$114,861 of capital raising costs were recognised as expenses but remained unpaid during the period as at 30 June 2016.

The Company has financed A$162,457 for its insurance policies during the year ended June 30, 2017, which was recorded to Borrowings and Other Assets as of June 30, 2017.

During the financial year 2018, the balance of the outstanding convertible note as at 30 June 2017 was repaid during July 2017 and August 2017 with the liability being fully extinguished by 10 September 2017.

See Note 19 for details regarding issues of options to employees and for details surrounding the issue of shares to suppliers.